Schedule of Activity in the Company's RSAs (Details) - Restricted Stock Awards [Member] - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units, outstanding balance	4,872,500
Weighted-average grant date fair value per unit, balance	$ 0.70
Number of units, vested	(355,000)	(227,500)
Weighted average grant date fair value per unit vested	$ 0.70	$ 0.70
Number of units, outstanding balance	4,517,500	4,872,500
Weighted-average grant date fair value per unit, balance	$ 0.70	$ 0.70
Number of units, issued		5,100,000
Weighted average grant date fair value per unit issued		$ 0.70